CASH, CASH EQUIVALENTS AND INVESTMENTS (Details 8) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Available-for-sale investments
Amortized cost	$ 63,113
Realized Losses for More Than 12 months	9,142
Estimated fair value	53,971
Convertible bonds of privately-held company
Available-for-sale investments
Amortized cost	55,113
Realized Losses for More Than 12 months	9,142
Estimated fair value	45,971
Preferred convertible shares of privately-held company
Available-for-sale investments
Amortized cost	8,000
Estimated fair value	$ 8,000